Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Sep. 30, 2015	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000253472
Account Value [Line Items]
Line Graph and Table Measure Name		NAA Allocation Fund
Accumulated Value	$ 9,424		$ 10,682	$ 12,849	$ 15,089	$ 15,260	$ 15,203	$ 19,676	$ 17,827	$ 17,654	$ 23,842	$ 27,132
C000253469
Account Value [Line Items]
Line Graph and Table Measure Name		NAA Allocation Fund
Accumulated Value	10,000		11,268	13,460	15,678	15,737	15,581	20,025	18,007	17,727	23,797	26,906
C000253471
Account Value [Line Items]
Line Graph and Table Measure Name		NAA Allocation Fund
Accumulated Value	10,000		11,370	13,719	16,145	16,370	16,364	21,243	19,308	19,196	26,019	29,724
C000253470
Account Value [Line Items]
Line Graph and Table Measure Name		NAA Allocation Fund
Accumulated Value	10,000		11,348	13,648	16,026	16,216	16,168	20,929	18,965	18,814	25,448	28,990
C000253473
Account Value [Line Items]
Line Graph and Table Measure Name		NAA Large Cap Value Fund
Accumulated Value	9,525		11,020	12,969	14,372	13,856	13,083	18,393	17,211	19,654	24,283	26,424
C000253474
Account Value [Line Items]
Line Graph and Table Measure Name		NAA Large Cap Value Fund
Accumulated Value	10,000		11,487	13,410	14,748	14,116	13,227	18,458	17,143	19,428	23,826	25,731
C000253476
Account Value [Line Items]
Line Graph and Table Measure Name		NAA Large Cap Value Fund
Accumulated Value	10,000		11,598	13,681	15,191	14,685	13,900	19,589	18,374	21,035	26,059	28,421
C000249826
Account Value [Line Items]
Line Graph and Table Measure Name		NAA Large Core Fund
Accumulated Value	9,527		11,063	13,119	15,297	15,526	17,728	23,031	18,668	22,739	31,240	35,983
C000249827
Account Value [Line Items]
Line Graph and Table Measure Name		NAA Large Core Fund
Accumulated Value	10,000		11,500	13,523	15,627	15,721	17,783	22,884	18,378	22,203	30,235	34,555
C000249825
Account Value [Line Items]
Line Graph and Table Measure Name		NAA Large Core Fund
Accumulated Value	10,000		11,700	13,918	16,278	16,562	18,954	24,663	20,031	24,450	33,670	38,870
C000253484
Account Value [Line Items]
Line Graph and Table Measure Name		NAA Mid Growth Fund
Accumulated Value	9,525		10,625	12,488	14,808	15,145	17,957	23,536	16,315	19,552	25,715	27,181
C000253483
Account Value [Line Items]
Line Graph and Table Measure Name		NAA Mid Growth Fund
Accumulated Value	10,000		11,055	12,884	15,157	15,362	18,055	23,450	16,104	19,140	24,933	26,152
C000253481
Account Value [Line Items]
Line Graph and Table Measure Name		NAA Mid Growth Fund
Accumulated Value	10,000		11,150	13,144	15,623	15,989	18,993	24,929	17,302	20,765	27,377	29,003
C000253488
Account Value [Line Items]
Line Graph and Table Measure Name		NAA Opportunity Fund
Accumulated Value	9,524		9,876	10,933	10,616	9,770	9,561	10,341	9,664	11,271	12,921	12,089
C000253485
Account Value [Line Items]
Line Graph and Table Measure Name		NAA Opportunity Fund
Accumulated Value	10,000		10,291	11,312	10,900	9,948	9,653	10,364	9,613	11,122	12,664	11,754
C000253487
Account Value [Line Items]
Line Graph and Table Measure Name		NAA Opportunity Fund
Accumulated Value	10,000		10,420	11,609	11,319	10,463	10,267	11,135	10,432	12,194	14,028	13,154
C000253490
Account Value [Line Items]
Line Graph and Table Measure Name		NAA Risk Managed Real Estate Fund
Accumulated Value	9,526		10,944	11,769	12,086	14,639	13,654	18,040	15,279	15,368	19,718	19,442
C000253492
Account Value [Line Items]
Line Graph and Table Measure Name		NAA Risk Managed Real Estate Fund
Accumulated Value	10,000		11,400	12,166	12,401	14,910	13,794	18,077	15,197	15,183	19,349	18,937
C000253489
Account Value [Line Items]
Line Graph and Table Measure Name		NAA Risk Managed Real Estate Fund
Accumulated Value	10,000		11,520	12,426	12,796	15,542	14,534	19,261	16,362	16,512	21,258	21,021
C000253495
Account Value [Line Items]
Line Graph and Table Measure Name		NAA SMid Cap Value Fund
Accumulated Value	9,525		11,002	13,271	14,605	14,238	12,778	18,484	16,989	19,139	23,207	24,226
C000253494
Account Value [Line Items]
Line Graph and Table Measure Name		NAA SMid Cap Value Fund
Accumulated Value	10,000		11,464	13,714	14,979	14,477	12,893	18,498	16,862	18,829	22,645	23,441
C000253493
Account Value [Line Items]
Line Graph and Table Measure Name		NAA SMid Cap Value Fund
Accumulated Value	10,000		11,628	13,980	15,422	15,176	13,618	19,736	18,170	20,516	24,931	26,095
C000253500
Account Value [Line Items]
Line Graph and Table Measure Name		NAA World Equity Income Fund
Accumulated Value	9,527		10,752	12,075	13,042	13,060	13,139	16,703	14,458	16,726	21,080	23,584
C000253498
Account Value [Line Items]
Line Graph and Table Measure Name		NAA World Equity Income Fund
Accumulated Value	10,000		11,205	12,489	13,396	13,303	13,286	16,769	14,403	16,544	20,689	22,969
C000253499
Account Value [Line Items]
Line Graph and Table Measure Name		NAA World Equity Income Fund
Accumulated Value	10,000		11,312	12,738	13,801	13,856	13,984	17,813	15,466	17,935	22,649	25,410
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value	10,000		11,543	13,691	16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,543	13,691	16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,543	13,691	16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,543	13,691	16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value	10,000		11,543	13,691	16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,543	13,691	16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,543	13,691	16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value	10,000		11,543	13,691	16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,543	13,691	16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,543	13,691	16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value	10,000		11,543	13,691	16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,543	13,691	16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,543	13,691	16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value	10,000		11,543	13,691	16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,543	13,691	16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,543	13,691	16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value	10,000		11,543	13,691	16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,543	13,691	16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,543	13,691	16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value	10,000		11,543	13,691	16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,543	13,691	16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,543	13,691	16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
S&P Developed BMI TR (USD)
Account Value [Line Items]
Accumulated Value	10,000		11,234	13,374	14,906	15,038	16,551	21,621	17,112	20,814	27,416	32,239
S&P Developed BMI TR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Developed BMI Index
Accumulated Value	10,000		11,234	13,374	14,906	15,038	16,551	21,621	17,112	20,814	27,416	32,239
S&P Developed BMI TR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Developed BMI Index
Accumulated Value	10,000		11,234	13,374	14,906	15,038	16,551	21,621	17,112	20,814	27,416	32,239
SP Custom BM
Account Value [Line Items]
Accumulated Value	10,000		11,103	12,321	13,567	14,531	16,592	19,438	16,633	18,831	23,683	26,492
Morningstar Moderately Aggressive Growth
Account Value [Line Items]
Accumulated Value	10,002		10,972	12,405	13,462	13,617	14,220	17,651	14,634	16,638	20,716	22,911
SP Custom BM
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Allocation Index
Accumulated Value	10,000		11,103	12,321	13,567	14,531	16,592	19,438	16,633	18,831	23,683	26,492
Morningstar Moderately Aggressive Growth
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Moderately Aggressive Allocation
Accumulated Value	10,002		10,972	12,405	13,462	13,617	14,220	17,651	14,634	16,638	20,716	22,911
SP Custom BM
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Allocation Index
Accumulated Value	10,000		11,103	12,321	13,567	14,531	16,592	19,438	16,633	18,831	23,683	26,492
Morningstar Moderately Aggressive Growth
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Moderately Aggressive Allocation
Accumulated Value	10,002		10,972	12,405	13,462	13,617	14,220	17,651	14,634	16,638	20,716	22,911
SP Custom BM
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Allocation Index
Accumulated Value	10,000		11,103	12,321	13,567	14,531	16,592	19,438	16,633	18,831	23,683	26,492
Morningstar Moderately Aggressive Growth
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Moderately Aggressive Allocation
Accumulated Value	10,002		10,972	12,405	13,462	13,617	14,220	17,651	14,634	16,638	20,716	22,911
S&P 500 Value Total Return
Account Value [Line Items]
Accumulated Value	10,000		11,598	13,508	14,867	15,694	15,273	20,165	18,223	22,266	29,190	31,162
S&P 500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	10,000		11,598	13,508	14,867	15,694	15,273	20,165	18,223	22,266	29,190	31,162
S&P 500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	10,000		11,598	13,508	14,867	15,694	15,273	20,165	18,223	22,266	29,190	31,162
S&P MidCap 400 Growth TR
Account Value [Line Items]
Accumulated Value	10,000		11,278	13,227	15,417	15,026	16,266	21,676	17,446	20,274	26,050	27,420
S&P MidCap 400 Growth TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000		11,278	13,227	15,417	15,026	16,266	21,676	17,446	20,274	26,050	27,420
S&P MidCap 400 Growth TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000		11,278	13,227	15,417	15,026	16,266	21,676	17,446	20,274	26,050	27,420
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Accumulated Value	10,000		10,027	10,093	10,254	10,498	10,614	10,621	10,688	11,169	11,782	12,301
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value	10,000		10,027	10,093	10,254	10,498	10,614	10,621	10,688	11,169	11,782	12,301
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value	10,000		10,027	10,093	10,254	10,498	10,614	10,621	10,688	11,169	11,782	12,301
S&P US REIT TR (USD)
Account Value [Line Items]
Accumulated Value	10,000		11,960	11,946	12,405	14,614	12,023	16,475	13,780	14,222	19,093	18,713
S&P US REIT TR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		S&P US REIT Index
Accumulated Value	10,000		11,960	11,946	12,405	14,614	12,023	16,475	13,780	14,222	19,093	18,713
S&P US REIT TR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		S&P US REIT Index
Accumulated Value	10,000		11,960	11,946	12,405	14,614	12,023	16,475	13,780	14,222	19,093	18,713
S&P 1000 Value TR
Account Value [Line Items]
Accumulated Value	9,998		11,872	14,024	15,781	15,096	12,914	20,529	17,941	20,306	25,259	26,865
S&P 1000 Value TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	9,998		11,872	14,024	15,781	15,096	12,914	20,529	17,941	20,306	25,259	26,865
S&P 1000 Value TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	$ 9,998		$ 11,872	$ 14,024	$ 15,781	$ 15,096	$ 12,914	$ 20,529	$ 17,941	$ 20,306	$ 25,259	$ 26,865